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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585


                      	Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

        Pioneer Research Fund
        Schedule of Investments  3/31/06

Shares                                                        Value
        COMMON STOCKS - 97.1 %
        Energy - 9.8 %
        Integrated Oil & Gas - 6.7 %
40,541  ConocoPhillips                                       $2,560,164
11,866  Occidental Petroleum Corp.                            1,099,385
10,138  Suncor Energy, Inc.                                   780,829
18,082  USX-Marathon Group, Inc.                              1,377,306
                                                             $5,817,684
        Oil & Gas Drilling - 1.2 %
12,753  Noble Drilling Corp.                                 $1,034,268
        Oil & Gas Equipment & Services - 1.9 %
34,756  Weatherford Intl, Inc. *                             $1,590,087
        Total Energy                                         $8,442,039
        Materials - 3.0 %
        Diversified Chemical - 1.0 %
6,667   Ashland, Inc.                                        $473,890
9,535   Dow Chemical Co.                                      387,121
                                                             $861,011
        Diversified Metals & Mining - 0.7 %
7,110   Phelps Dodge Corp.                                   $572,568
        Industrial Gases - 1.3 %
9,100   Air Products & Chemicals, Inc.                       $611,429
9,881   Praxair, Inc.                                         544,937
                                                             $1,156,366
        Total Materials                                      $2,589,945
        Capital Goods - 8.6%
        Aerospace & Defense - 1.7 %
10,726  Northrop Grumman Corp.                               $732,479
13,372  United Technologies Corp.                             775,175
                                                             $1,507,654
        Construction & Farm Machinery & Heavy Trucks - 2.2 %
20,941  Deere & Co.                                          $1,655,386
2,800   Terex Corp. *                                         221,872
                                                             $1,877,258
        Electrical Component & Equipment - 0.5 %
8,837   Thomas & Betts Corp. *                               $454,045
        Industrial Conglomerates - 3.6 %
14,924  3M Co.                                               $1,129,598
74,291  Tyco International, Ltd.                              1,996,942
                                                             $3,126,540
        Industrial Machinery - 0.6 %
8,356   Flowserve Corp. *                                    $487,489
        Total Capital Goods                                  $7,452,986
        Commercial Services & Supplies - 0.8 %
        Diversified Commercial Services - 0.4 %
4,134   The Dun & Bradstreet Corp. *                         $316,995
        Office Services & Supplies - 0.4 %
8,100   Pitney Bowes, Inc. *                                 $347,733
        Total Commercial Services & Supplies                 $664,728
        Transportation - 1.8 %
        Air Freight & Couriers - 0.7 %
8,100   United Parcel Service                                $642,978
        Railroads - 1.1 %
4,907   Burlington Northern, Inc.                            $408,900
9,680   Norfolk Southern Corp.                                523,398
                                                             $932,298
        Total Transportation                                 $1,575,276
        Automobiles & Components - 0.4 %
        Auto Parts & Equipment - 0.4 %
2,464   Johnson Controls, Inc.                               $187,092
1,805   Magna International, Inc.                             136,620
                                                             $323,712
        Total Automobiles & Components                       $323,712
        Consumer Durables & Apparel - 0.8 %
        Apparel, Accessories & Luxury Goods - 0.8 %
10,549  Avon Products, Inc.                                  $328,812
7,937   Liz Claiborne, Inc.                                   325,258
        Total Consumer Durables & Apparel                    $654,070
        Consumer Services - 2.1 %
        Hotels, Resorts & Cruise Lines - 1.0 %
18,482  Carnival Corp.                                       $875,492
        Restaurants - 1.1 %
28,384  McDonald's Corp.                                     $975,274
        Total Consumer Services                              $1,850,766
        Media - 3.2 %
        Broadcasting & Cable TV - 1.7 %
12,327  CBS Corp. (Class B) *                                $295,601
43,476  Comcast Corp. *                                       1,137,332
                                                             $1,432,933
        Movies & Entertainment - 0.9 %
21,327  Viacom, Inc. (Class B)                               $827,488
        Publishing - 0.6 %
8,384   McGraw-Hill Co., Inc.                                $483,086
        Total Media                                          $2,743,507
        Retailing - 3.8 %
        Apparel Retail - 1.9 %
4,835   Abercrombie & Fitch Co.                              $281,881
47,907  Ross Stores, Inc.                                     1,398,405
                                                             $1,680,286
        Department Stores - 1.1 %
6,933   Federated Department Stores, Inc.                    $506,109
7,009   J.C. Penney Co., Inc.                                 423,414
                                                             $929,523
        General Merchandise Stores - 0.8 %
12,681  Target Corp.                                         $659,539
        Total Retailing                                      $3,269,348
        Food & Drug Retailing - 2.4 %
        Drug Retail - 0.8 %
21,552  CVS Corp.                                            $643,758
        Food Distributors - 0.4 %
11,301  Sysco Corp.                                          $362,197
        Hypermarkets & Supercenters - 1.2 %
22,000  Wal-Mart Stores, Inc.                                $1,039,280
        Total Food & Drug Retailing                          $2,045,235
        Food, Beverage & Tobacco - 3.9 %
        Soft Drinks - 1.2 %
17,145  PepsiCo, Inc.                                        $990,810
        Tobacco - 2.7 %
33,626  Altria Group, Inc.                                   $2,382,738
        Total Food, Beverage & Tobacco                       $3,373,548
        Household & Personal Products - 2.1 %
        Household Products - 2.1 %
30,190  Procter & Gamble Co.                                 $1,739,548
        Total Household & Personal Products                  $1,739,548
        Health Care Equipment & Services - 5.1 %
        Health Care Equipment - 0.5 %
9,768   Waters Corp. *                                       $421,489
        Health Care Facilities - 0.8 %
14,595  HCA, Inc.                                            $668,305
        Health Care Services - 1.5 %
3,600   Fresenius Medical Care AG *                          $430,300
7,400   Laboratory Corporation of America Holdings *          432,752
16,900  IMS Health, Inc.                                      435,513
                                                             $1,298,565
        Managed Health Care - 2.3 %
16,500  AETNA, Inc. *                                        $810,810
7,416   Coventry Health Care, Inc *                           400,316
10,800  Wellpoint, Inc. *                                     836,244
                                                             $2,047,370
        Total Health Care Equipment & Services               $4,435,729
        Pharmaceuticals & Biotechnology - 7.7 %
        Biotechnology - 2.1 %
13,804  Amgen, Inc. *                                        $1,004,241
13,354  Cubist Pharmaceuticals, Inc. *                        306,741
13,660  Vertex Pharmaceuticals, Inc. *                        499,819
                                                             $1,810,801
        Pharmaceuticals - 5.6 %
13,296  Astrazeneca Plc                                      $669,492
50,919  Bristol-Myers Squibb Co.                              1,253,117
39,398  Merck & Co., Inc.                                     1,387,992
47,973  Schering-Plough Corp.                                 911,007
15,452  Teva Pharmaceutical Industries, Ltd.                  636,313
                                                             $4,857,921
        Total Pharmaceuticals & Biotechnology                $6,668,722
        Banks - 7.0 %
        Diversified Banks - 4.8 %
45,026  Bank of America Corp.                                $2,050,484
6,300   Comerica, Inc.                                        365,211
22,284  U.S. Bancorp                                          679,662
19,056  Wachovia Corp.                                        1,068,089
                                                             $4,163,446
        Regional Banks - 0.8 %
7,400   First Midwest Bancorp, Inc. *                        $270,618
5,500   SunTrust Banks, Inc.                                  400,180
                                                             $670,798
        Thrifts & Mortgage Finance - 1.4 %
10,233  Freddie Mac                                          $624,213
41,219  Hudson City Bancorp, Inc.                             547,801
                                                             $1,172,014
        Total Banks                                          $6,006,258
        Diversified Financials - 7.9 %
        Asset Management & Custody Banks - 0.4 %
9,157   Federated Investors, Inc. *                          $357,581
        Consumer Finance - 2.0 %
33,075  American Express Co.                                 $1,738,091
        Investment Banking & Brokerage - 2.2 %
23,544  Merrill Lynch & Co., Inc.                            $1,854,325
        Diversified Financial Services - 3.3 %
59,864  Citigroup, Inc.                                      $2,827,377
        Total Diversified Financials                         $6,777,374
        Insurance - 4.8 %
        Insurance Brokers - 0.5 %
9,270   Aon Corp. *                                          $384,798
        Multi-Line Insurance - 4.0 %
27,595  American International Group, Inc.                   $1,823,754
15,929  Genworth Financial, Inc.                              532,506
13,935  Hartford Financial Services Group, Inc.               1,122,464
                                                             $3,478,724
        Reinsurance - 0.3 %
8,914   Platinum Underwriter Holdings, Ltd.                  $259,397
        Total Insurance                                      $4,122,919
        Real Estate - 0.4 %
        Real Estate Investment Trusts - 0.4 %
11,017  BioMed Property Trust, Inc.                          $326,544
        Total Real Estate                                    $326,544
        Software & Services - 4.9 %
        IT Consulting & Other Services - 0.4 %
10,597  Accenture, Ltd.                                      $318,652
        Systems Software - 4.5 %
76,749  Microsoft Corp.                                      $2,088,340
29,584  Macrovision Corp. *                                   655,286
51,878  Oracle Corp. *                                        710,210
26,914  Symantec Corp. *                                      452,963
                                                             $3,906,799
        Total Software & Services                            $4,225,451
        Technology Hardware & Equipment - 7.1 %
        Communications Equipment - 4.6 %
15,167  Avaya Inc. *                                         $171,387
75,964  Cisco Systems, Inc. *                                 1,646,140
6,783   F5 Networks, Inc. *                                   491,700
24,740  Corning, Inc. *                                       665,753
19,565  Qualcomm, Inc.                                        990,185
                                                             $3,965,165
        Computer Hardware - 2.5 %
61,165  Dell, Inc. *                                         $1,820,270
13,076  Palm, Inc. *                                          302,840
                                                             $2,123,110
        Total Technology Hardware & Equipment                $6,088,275
        Semiconductors - 3.3 %
29,900  Altera Corp. *                                       $617,136
28,690  Freescale Semiconductor, Inc. (Class B) *             796,721
10,600  Himax Technologies, Inc.  (A.D.R.) *                  92,750
40,062  Texas Instruments, Inc.                               1,300,813
                                                             $2,807,420
        Total Semiconductors                                 $2,807,420
        Telecommunication Services - 3.3 %
        Integrated Telecommunication Services - 1.3 %
31,860  BellSouth Corp.                                      $1,103,949
        Wireless Telecommuni Cation Services - 2.0 %
52,559  Sprint Nextel Corp.                                  $1,358,125
19,576  Vodafone Group Plc (A.D.R.)                           409,138
                                                             $1,767,263
        Total Telecommunication Services                     $2,871,212
        Utilities - 3.2 %
        Electric Utilities - 1.9 %
30,491  Allegheny Energy, Inc. *                             $1,032,120
14,564  Edison International                                  599,746
                                                             $1,631,866
        Independent Power Producer & Energy Traders - 1.3 %
12,012  NRG Energy, Inc. *                                   $543,183
12,678  TXU Corp.                                             567,468
                                                             $1,110,651
        Total Utilities                                      $2,742,517
        TOTAL COMMON STOCKS
        (Cost   $77,637,313)                                 $83,797,129

        TOTAL INVESTMENT IN SECURITIES - 97.1
        (Cost   $77,637,313)                                 $83,797,129

        OTHER ASSETS AND LIABILITIES - 2.9%                  $2,493,491

        TOTAL NET ASSETS - 100.0%                            $86,290,620

(a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $77,637,313 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost            $7,255,016

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value             (1,095,199)

        Net unrealized gain                                  $6,159,816




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 26, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.